CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY

	Share Premium		Non-controlling Interests		Non-redeemable Preference Shares
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
In issue at beginning of year	50,753	21,668	-	14,818	-	-
Issued for cash	-	26,475	-	-	-	-
Conversion	-	14,818	-	(14,818)	-	-
Exercise of stock options	663	207	-	-	-	-
Common shares acquired	(8,060)	(12,644)	-	-	-	-
Release of vested common shares from employee benefit trusts	4,886	229	-	-	-	-
Non-controlling interest	-	-	263	-	-	-
In issue at end of year – fully paid	48,242	50,753	263	-	-	-
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	66,000	66,000